Robert M. Kurucza 202.346.4151 rkurucza@goodwinlaw.com	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

October 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attn: Ms. Lisa N. Larkin, Esq.

Re:	North Square Investments Trust
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A
File Nos. 811-23373; 333-226989

Dear Ms. Larkin:

North Square Investments Trust (the “Registrant”) has enclosed herewith for filing electronically with the Securities and Exchange Commission (the “Commission”) Pre-Effective No. 1 under the Securities Act of 1933, as amended, to the Registrant’s registration statement on Form N-1A (the “Registration Statement”), including certain exhibits.  The Registration Statement was filed to register the following series of the Registrant: North Square Dynamic Small Cap Fund; North Square Global Resources & Infrastructure Fund; North Square International Small Cap Fund; North Square Multi Strategy Fund; North Square Oak Ridge Small Cap Growth Fund; North Square Oak Ridge Dividend Growth Fund; and North Square Oak Ridge Disciplined Growth Fund. No fees are required in connection with this filing.

If you have any questions or require any additional information, please do not hesitate to contact me at the number referenced above or my colleague, Andrew L. Zutz, at (202) 346-4116.

Sincerely,

/s/ Robert M. Kurucza

Robert M. Kurucza

cc:	Mark D. Goodwin, North Square Investments, LLC
Alan E. Molotsky, North Square Investments, LLC Andrew L. Zutz, Goodwin Procter LLP